Goodwill (Details) - Schedule of Goodwill is Allocated to the Operating Segments Expect to Benefit	Jun. 30, 2024 USD ($)
Goodwill allocated to cash generating unit
Goodwill	$ 9,020,813
Balance Ending	9,020,813
Goodwill allocated to cash generating unit [Member]
Goodwill allocated to cash generating unit
Balance Ending	$ 9,020,813